Derivatives and Foreign Exchange Risk Management , Offsetting of Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jul. 25, 2014	Apr. 25, 2014	Apr. 26, 2013
Offsetting Assets [Line Items]
Derivative assets, gross amount	$ 176	$ 175	$ 394
Gross amount not offset on the Balance Sheet, financial instruments	(61)	(95)	(58)
Gross amount not offset on the Balance Sheet, cash collateral (received) or pledged	0	0	(30)
Derivative assets, net amount	115	80	306
Derivative liabilities, gross amount	(68)	(127)	(58)
Gross amount not offset on the Balance Sheet, financial instrument	61	95	58
Gross amount not offset on the Balance Sheet, cash collateral (received) or pledged		0	0
Derivative liabilities, net amount	(7)	(32)	0
Total derivatives, gross amount of recognized assets/(liabilities)	108	48	336
Total derivatives, gross amount not offset on the Balance Sheet, financial instruments	0	0	0
Total derivatives, gross amount not offset on the Balance Sheet, cash collateral (received) or pledged	0	0	(30)
Total derivatives, net amount	108	48	306
Foreign Currency Exchange Rate Contracts
Offsetting Assets [Line Items]
Derivative assets, gross amount	96	89	213
Gross amount not offset on the Balance Sheet, financial instruments	(50)	(64)	(42)
Gross amount not offset on the Balance Sheet, cash collateral (received) or pledged	0	0	(24)
Derivative assets, net amount	46	25	147
Derivative liabilities, gross amount	(68)	(116)	(40)
Gross amount not offset on the Balance Sheet, financial instrument	61	84	40
Gross amount not offset on the Balance Sheet, cash collateral (received) or pledged		0	0
Derivative liabilities, net amount	(7)	(32)	0
Interest Rate Contracts
Offsetting Assets [Line Items]
Derivative assets, gross amount	80	86	181
Gross amount not offset on the Balance Sheet, financial instruments	(11)	(31)	(16)
Gross amount not offset on the Balance Sheet, cash collateral (received) or pledged	0	0	(6)
Derivative assets, net amount	69	55	159
Derivative liabilities, gross amount		(11)	(18)
Gross amount not offset on the Balance Sheet, financial instrument		11	18
Gross amount not offset on the Balance Sheet, cash collateral (received) or pledged		0	0
Derivative liabilities, net amount		$ 0	$ 0